Exempt Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 1,446,432
Participant-directed investments - at fair value	$ 2,754,446,064	$ 2,531,202,652
DXC Technology common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1,912,974	2,108,934
Participant-directed investments - at fair value	$ 69,210,639	$ 76,698,953
Investment, number of shares purchased (in shares)	405,595
Investment, number of shares sold (in shares)		7,893,909
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 160,253